CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues	¥ 45,559,591	$ 6,604,466	¥ 54,411,724
Cost of revenues	32,427,772	4,700,835	39,904,645
Gross profit	13,131,819	1,903,631	14,507,079
Selling and distribution expenses	4,021,899	583,028	4,727,496
General and administrative expenses	26,212,540	3,799,855	47,314,621
Net recovery of credit losses	(7,141,708)	(1,035,285)	(5,671,285)
Research and development expenses	5,109,302	740,661	5,477,213
Operating expenses	28,202,033	4,088,259	51,848,045
Loss from operations	(15,070,214)	(2,184,628)	(37,340,966)
Other income (expenses)
Subsidy income	85,602	12,409	2,278
Interest income	5,187,649	752,018	2,590,649
Interest expense	(169,091)	(24,512)	(784,077)
Income from investment in unconsolidated entity	0	0	15,411
Gain (loss) in fair value changes of warrants liability	(20,097,665)	(2,913,423)	147,168,952
Foreign exchange transaction gain (loss)	42,455	6,154	(151,986)
Other income (expenses)	157,753	22,868	(13,630)
Other income (expenses), net	(14,793,297)	(2,144,486)	148,827,597
Income (loss) before income tax	(29,863,511)	(4,329,114)	111,486,631
Income tax expenses	9,180	1,331	107,204
Net income (loss)	(29,872,691)	(4,330,445)	111,379,427
Less: Net income attributable to non-controlling interests	3,727	540	21,917
Net income (loss) attributable to Recon Technology, Ltd	(29,876,418)	(4,330,985)	111,357,510
Comprehensive income (loss)
Net income (loss)	(29,872,691)	(4,330,445)	111,379,427
Foreign currency translation adjustment	9,663,701	1,400,882	(4,636,991)
Comprehensive income (loss)	(20,208,990)	(2,929,563)	106,742,436
Less: Comprehensive income attributable to non-controlling interests	3,727	540	21,917
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ (20,212,717)	$ (2,930,103)	¥ 106,720,519
Earning (loss) per ordinary share -Basic | (per share)	¥ (0.88)	$ (0.13)	¥ 4.08
Earning (loss) per ordinary share -Diluted | (per share)	¥ (0.88)	$ (0.13)	¥ 3.87
Weighted average shares -Basic	33,800,718	33,800,718	27,312,581
Weighted average shares -Diluted	33,800,718	33,800,718	28,776,992